Private Placement Financing - Summary of the key assumption utilized in the valuation (Details) 10-Q - Common Warrants [Member]	Jun. 30, 2026 shares
Private Placement Financing [Line Items]
Warrants and rights outstanding, term	5 years
Measurement Input, Exercise Price [Member]
Private Placement Financing [Line Items]
Warrants and rights outstanding, measurement input	3.89
Measurement Input, Risk Free Interest Rate [Member]
Private Placement Financing [Line Items]
Warrants and rights outstanding, measurement input	4.23
Measurement Input, Price Volatility [Member]
Private Placement Financing [Line Items]
Warrants and rights outstanding, measurement input	105
Measurement Input, Expected Dividend Rate [Member]
Private Placement Financing [Line Items]
Warrants and rights outstanding, measurement input	0